Document and Entity Information	12 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SINOCOKING COAL & COKE CHEMICAL INDUSTRIES, INC.
Entity Central Index Key	0001099290
Trading Symbol	scok
Entity Filer Category	Smaller Reporting Company
Document Type	Other
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012